Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 260,799,000.00
Total Fee Amount	22,689.51
Total Offset Amount	0.00
Net Fee	$ 22,689.51
Offering Table N/A
Offset Table N/A	N/A